INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 19,000
Deferred	268,000	(96,000)
Change in valuation allowance	(287,000)	96,000
Income tax at federal statutory rate (as a percent)	34.00%	34.00%
Effective tax rates differ from federal statutory rates applied to financial statement income
Income tax at federal statutory rate	307,000	(7,000)
Effect of State taxes, net of federal benefit	43,000	(14,000)
Effect of Other, net	(63,000)	(75,000)
Effective tax rate (as a percent)	0.00%	0.00%
Deferred tax assets
Allowance for loan losses	563,000	630,000
Accrued expenses	618,000	575,000
Reserve for uncollectible interest	46,000	57,000
OREO valuation allowances	106,000	633,000
Unrealized gain on securities available-for-sale	273,000
Net operating loss carryforwards	1,767,000	1,498,000
Total	3,373,000	3,393,000
Deferred tax liabilities
Premises and equipment	(302,000)	(316,000)
Federal Home Loan Bank stock dividends	(131,000)	(131,000)
Deferred loan fees	(75,000)	(77,000)
Unrealized gain on securities available-for-sale		(420,000)
Other, net	(41,000)	(50,000)
Total	(549,000)	(994,000)
Net deferred tax asset	2,824,000	2,399,000
Valuation allowance	(1,790,000)	(2,077,000)
Net deferred tax asset	1,034,000	322,000
Minimum probability that some portion or all of the deferred tax asset will not be realized for recognition of valuation allowance (as a percent)	50.00%
Gain to be generated to support the net deferred tax assets	2,500,000	805,000	1,100,000
Additional bad debt deduction provided by Federal income tax laws	2,372,000
Deferred tax liability not required to be recorded for additional bad debt deductions provided by Federal income tax laws	$ 955,000	$ 955,000